Financing receivables	12 Months Ended
Mar. 31, 2016
Financing receivables

22.    Financing receivables:

NTT Group has certain “Financing receivables” including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into “Installment sales receivable,” “Lease receivable,” “Loans receivable,” “Credit receivable” and “Others.”

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financing receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Roll forward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2015
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2014	¥4,687	¥8,331	¥5,000	¥2,991	¥4,005	¥25,014
Provision	1,161	(971)	(1,774)	6,008	683	5,107
Charge off	(194)	(1,228)	(2,265)	(2,082)	—	(5,769)
Recovery	4	78	—	3	—	85
Balance at March 31, 2015	5,658	6,210	961	6,920	4,688	24,437
collectively evaluated for impairment	5,382	2,095	344	6,920	1	14,742
individually evaluated for impairment	276	4,115	617	—	4,687	9,695
Financing receivable:
Balance at March 31, 2015	971,269	381,086	80,895	287,305	5,199	1,725,754
collectively evaluated for impairment	970,886	376,605	79,545	287,305	450	1,714,791
individually evaluated for impairment	383	4,481	1,350	—	4,749	10,963

	2016
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2015	¥5,658	¥6,210	¥961	¥6,920	¥4,688	¥24,437
Provision	(382)	(409)	390	10,053	(385)	9,267
Charge off	(105)	(1,501)	(411)	(5,969)	—	(7,986)
Recovery	3	59	—	2	—	64
Balance at March 31, 2016	5,174	4,359	940	11,006	4,303	25,782
collectively evaluated for impairment	5,095	1,546	417	11,006	28	18,092
individually evaluated for impairment	79	2,813	523	—	4,275	7,690
Financing receivable:
Balance at March 31, 2016	1,040,630	412,312	79,455	329,181	5,059	1,866,637
collectively evaluated for impairment	1,040,529	408,734	78,675	329,181	708	1,857,827
individually evaluated for impairment	101	3,578	780	—	4,351	8,810

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financing receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors do not accrue interest.

Financing receivables on nonaccrual status at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
Installment sales receivable	¥1,840	¥2,132
Lease receivable	3,728	2,735
Loans receivable	1,862	1,067
Credit receivable	1,034	1,111
Others	3,970	3,570

Total	¥12,434	¥10,615

NTT Group determines the credit quality of financing receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financing receivables for which arrearages continue over a long period are classified as “nonperforming receivables,” and all other receivables are classified as “performing receivables.” Analysis of the age of the recorded investment in financing receivables at March 31, 2015 and 2016 are as follows:

	2015
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥966,759	¥2,516	¥1,994	¥971,269	¥12
Lease receivable	444,634	1,938	3,871	450,443	143
Credit receivable	280,463	5,808	1,034	287,305	—
Others	1,802	—	4,029	5,831	—

Total	¥1,693,658	¥10,262	¥10,928	¥1,714,848	¥155

	2015
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥267,046	¥2,168	¥269,214	¥—

	2016
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥1,036,342	¥2,149	¥2,139	¥1,040,630	¥7
Lease receivable	480,481	4,650	2,884	488,015	149
Credit receivable	318,494	9,576	1,111	329,181	—
Others	1,775	7	3,637	5,419	—

Total	¥1,837,092	¥16,382	¥9,771	¥1,863,245	¥156

	2016
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥271,115	¥1,461	¥272,576	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as “Impaired financing receivables.” Impaired financing receivables at March 31, 2015 and 2016 are as follows:

	2015
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥932	¥837	¥932	¥4,464
With no related allowance recorded	¥922	¥—	¥1,141	¥707

	2016
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥1,059	¥760	¥1,059	¥1,132
With no related allowance recorded	¥—	¥—	¥—	¥543